Leases, Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Non-Cancellable Lease Payments

Future minimum non-cancelable lease payments at December 31, 2012 are as follows (in thousands):

	Operating Leases	Mendel Sub-Lease	Net Operating Lease Payments
Year ending December 31:
2013	$1,774	$(1,133)	$641
2014	1,844	(1,167)	677
2015	1,917	(1,201)	716
2016	1,020	(640)	380

Total minimum lease payments	$6,555	$(4,141)	$2,414